SCHEDULE OF OTHER RECEIVABLES NET (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2025 USD ($)	Jun. 30, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Other Receivables Net
Rental and other deposits		¥ 24,147	¥ 24,228
Staff advance		4,079	11,883
Other receivables, gross		28,226	36,111
Less: provision for credit losses		(15,149)	(21,113)
Other receivables, net	$ 1,825	¥ 13,077	¥ 14,998